ORGANIZATION	12 Months Ended
Dec. 31, 2017
ORGANIZATION [Abstract]
ORGANIZATION
1.	ORGANIZATION

500.com Limited (the “Company”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the original name of “Fine Success Limited”, which was changed to “500wan.com” on May 9, 2011 and further changed to the current name on October 9, 2013.

As of December 31, 2017, the Company has subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), British Virgin Islands, Hong Kong, the United States of America (“USA”), United Kingdom of British (“UK”), Malta, Cyprus, Curacao, Australia and Japan and the Company also effectively controls a number of variable interest entities (“VIEs”), through the Primary Beneficiaries, as defined below. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries.

The Company does not conduct any substantive operations on its own but instead conducts its business operations through its wholly-owned and majority-owned subsidiaries and their respective VIEs or subsidiaries. As of December 31, 2017, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are listed below:

Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
500.com Gaming UK Limited (“500.com UK”)	August 5, 2016	UK	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service
Shenzhen Guangyi Network Technology Co., Ltd. (“Guangyi Network”)	August 5, 2015	PRC	100%	Software Service
Qufan Internet Technology Inc. (“Qufan Cayman”)	September 30, 2016	Cayman	51%	Investment Holding
Qufan Internet Technology (HK) Limited (“Qufan HK”)********	October 18, 2016	Hong Kong	51%	Investment Holding
Qufan Internet Technology (Malta) Limited (“Qufan Malta”)********	August 4, 2017	Malta	51%	Online Gaming Service
Qufan Information Technology (Shenzhen) Co., Ltd (“Qufan Information Technology”)********	January 5, 2017	PRC	51%	Software Service
500.com Nihon Co.,Ltd. (“500.com JP”)	July 27, 2017	Japan	100%	Investment Holding
The Multi Group Ltd (“The Multi Group”)	June 26, 2015	Malta	93%	Investment Holding
Multi Warehouse Ltd*******	December 3, 2014	Malta	93%	Online Gaming
Multi Brand Gaming Ltd*******	October 3, 2014	Malta	93%	Online Gaming
Multilotto UK Ltd*******	September 1, 2016	Malta	93%	Online Gaming
Lotto Warehouse Ltd*******	September 1, 2016	Malta	93%	Online Gaming
Wasp Media Ltd*******	August 12, 2016	Malta	93%	Online Gaming
Round Spot Services Ltd*******	May 6, 2015	Cyprus	93%	Online Gaming
Multi Pay N.V.*******	August 25, 2011	Curacao	93%	Online Gaming
Multilotto Australia PTY Ltd*******	December 13, 2016	Australia	93%	Online Gaming

Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	-	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Tongfu Technology Co., Ltd. (“Tongfu Technology”)	August 28, 2015	PRC	-	Third party payment service
Shenzhen Qufan Network Technology Co., Ltd. (“Shenzhen Qufan”) *****	September 13, 2013	PRC	-	Mobile Gaming

Subsidiaries of the VIEs
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”) *	May 22, 2006	PRC	-	Online Lottery Service
Lhasa Yicai Network Technology Co., Ltd. (“Lhasa Yicai”) **	October 17, 2014	PRC	-	Online Lottery Service
Shenzhen Yicai Network Technology Co., Ltd. (“Shenzhen Yicai”) ***	July 21, 2015	PRC	-	Online Lottery Service
Shenzhen Wubai Zhifu Co.,Ltd. (“500Fu”)***	April 23, 2014	PRC	-	Third party payment service
Shenzhen Fenggu Network Technology Co., Ltd. (“Shenzhen Fenggu”) ****	August 27, 2015	PRC	-	Online Lottery Service
Beijing Baifengrun Science and Technology Co., Ltd. (“Baifengrun Technology”) *****	September 13, 2011	PRC	-	Development, operation of Online Gaming
Shenzhen Kaisheng Jinfu Enterprise Management Co., Ltd. (“Shenzhen Kaisheng”) *****	June 24, 2016	PRC	-	Online Spot Commodity Trading Services
Beijing Daguo Xiaoxian Culture Media Co., Ltd (“Daguoxiaoxian”)******	July 24, 2014	PRC	-	Investment Holding

* A subsidiary of E-Sun Network
** A subsidiary of E-Sun Sky Network
*** A subsidiary of Youlanguang Technology
**** A subsidiary of Shenzhen Yicai
***** A subsidiary of Guangtiandi Technology
****** A subsidiary of Shenzhen Qufan
******* A subsidiary of The Multi Group
******** A subsidiary of Qufan Cayman

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

Most of the entities listed above are either holding companies or companies that have no operations. The entities that have substantive operations include: E-Sun Sky Computer, Qufan Information Technology, The Multi Group and the VIEs or subsidiaries related to these entities.

The Group provides online lottery purchase services, mobile gaming services, sports information services, online spot commodity trading services in the PRC, and online gaming services in Europe. The Group’s principal geographic markets are in the PRC and northern Europe.

Information on Variable Interest Entities (“VIEs”)

PRC laws and regulations prohibit or restrict foreign ownership of Internet businesses. To comply with these foreign ownership restrictions, the Company operates its websites and provides online lottery purchase services in the PRC through the VIEs. Prior to December 28, 2013, the Company entered into exclusive business cooperation agreements, power of attorney, equity interest pledge agreements, exclusive option agreements, financial support agreements and supplementary agreements to the exclusive option agreements (previously named as exclusive technical consulting and service agreements, power of attorney, equity pledge agreements, equity interest disposal agreements, financial support agreements, business operation agreements and intellectual properties license agreements prior to June 1, 2011) (the “Contractual Arrangements”), with several entities through E-Sun Sky Computer, which obligates E-Sun Sky Computer to absorb a majority of the expected losses from the activities of these entities’ activities, and entitles E-Sun Sky Computer to receive a majority of residual returns from these entities’ activities. As result of these contractual arrangements, these entities are considered as VIEs of the Company. Through these aforementioned agreements, the Company maintains the ability to approve decisions made by the VIEs, and the ability to acquire the equity interests in the VIEs when permitted by the PRC laws via E-Sun Sky Computer.

As a result of the Contractual Arrangements and because the Company has been determined to 1) be the most closely associated with the VIEs as it has the power to direct the activities of the VIEs that most significantly impact their economic performance, and 2) has the obligation to absorb losses and/or the right to receive benefits of the VIEs that could potentially be significant to the VIEs, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 (“ASC 810”), “Consolidation”.

On December 28, 2013, the Company agreed to provide unlimited financial support to the VIEs for their operations. In addition, pursuant to the power of attorney agreements entered into among the Company, E-Sun Sky Computer and the nominee shareholders of the VIEs, on December 28, 2013, the nominee shareholders of the VIEs assigned the rights to attend the VIEs’ shareholders' meetings and to vote on all of the matters in the VIEs that require shareholders' approval, which was originally entrusted to E-Sun Sky Computer, to the Company. As a result of the assignment of power of attorney from E-Sun Sky Computer to the Company and the provision of unlimited financial support from the Company to the VIEs, the Company has been determined to be most closely associated with the VIEs within the group of related parties and replaced E-Sun Sky Computer as the primary beneficiary of the VIEs on December 28, 2013.

On January 10, 2017, as a result of acquisition of Qufan Cayman, the Company also entered into the contractual arrangements with Shenzhen Qufan through Qufan Information Technology, which obligates Qufan Information Technology to absorb a majority of the expected losses from the activities of Shenzhen Qufan, and entitles Qufan Information Technology to receive a majority of residual returns from Shenzhen Qufan.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of all of these VIEs included in the Group’s consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows are as follows:

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	257,001	101,023	15,527
Restricted cash	3,703	1,237	190
Short-term investments	-	20,000	3,074
Amounts due from intergroup companies	1,589	2,562	394
Prepayments and other current assets	109,032	38,016	5,843

Total current assets	371,325	162,838	25,028

Non-current assets:
Property and equipment, net	46,986	100,627	15,466
Intangible assets, net	60,408	49,558	7,617
Deposits	4,397	4,254	654
Long-term investments	53,995	53,044	8,153
Other non-current assets	2,671	6,296	968
Goodwill	160,438	130,613	20,075

Total non-current assets	328,895	344,392	52,933

TOTAL ASSETS	700,220	507,230	77,961

LIABILITIES
Current liabilities:
Amounts due to intergroup companies	69,423	71,168	10,938
Accrued payroll and welfare payable	15,846	14,703	2,260
Accrued expenses and other current liabilities	67,166	57,761	8,878
Income tax payable	8,897	5,310	816

Total current liabilities	161,332	148,942	22,892

Non-current liabilities:
Deferred tax liability, non-current	14,902	12,721	1,955
Long-term payables	42,705	27,673	4,253

Total non-current liabilities	57,607	40,394	6,208

TOTAL LIABILITIES	218,939	189,336	29,100

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Net revenues	87,065	10,928	81,954	12,596
Net loss	(130,330)	(8,851)	(124,034)	(19,064)

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Net cash (used in) operating activities	(83,113)	(50,876)	(162,328)	(24,949)
Net cash (used in) provided by investing activities	(105,922)	166,222	6,350	976
Net cash (used in) provided by financing activities	-	-	-	-

There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary of the VIEs. In addition, the Company has not provided any financial support to its VIEs as of December 31, 2017.